Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST VII*
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Pioneer CAT Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is total return. There can be no assurance that the fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the “Sales charges” section of the prospectus beginning on page 74, the “Intermediary defined sales charge waiver policies” section of the prospectus beginning on page 110, and the “Sales charges” section of the statement of additional information beginning on page 58. If you invest in Class K shares or Class Y shares through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner fees  (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses  (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See “Sales charges.”
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your sharesNumber of years you own your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your sharesNumber of years you own your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in catastrophe (CAT) bonds. Catastrophe bonds, also known as event-linked or insurance-linked bonds, are structured securities whereby insurers or reinsurers transfer specific risks, typically those associated with severe events such as catastrophes or natural disasters, to capital market investors. These investments also may cover risks such as mortality, longevity and operational risks. For purposes of the fund’s 80% test, catastrophe bonds include other forms of insurance-linked securities (ILS), including quota share instruments (a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio of catastrophe-oriented policies), collateralized reinsurance investments and industry loss warranties, event-linked swaps, and other insurance-and reinsurance-related securities. Derivative instruments that provide exposure to catastrophe bonds or have similar economic characteristics may be used to satisfy the fund’s 80% policy. The return of principal and the payment of interest and/or dividend payments with respect to catastrophe bonds and other ILS typically are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude or insurance losses or other metrics exceeding a specific amount. The trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event (as defined within the terms of a catastrophe bond or other ILS) occurs, the fund may lose a portion or all of its principal invested in such security and the right to additional interest and/or dividend payments with respect to the security. Because catastrophe bonds and other forms of ILS are typically rated below investment grade or unrated, a substantial portion of the fund’s assets ordinarily will consist of below investment grade (high yield or “junk bond”) debt securities that are high risk or speculative. Securities in which the fund may invest may also be subordinated or “junior” to more senior securities of the issuer. The rating for a catastrophe bond primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur, which will cause a loss of principal. This rating may also assess the credit risk of the bond’s collateral pool, if any, and the reliability of the model used to calculate the probability of a trigger event. The fund invests in catastrophe bonds across a varied group of available perils and geographic regions (for example, Florida hurricanes, California earthquakes, Japan typhoons, Europe windstorms, and Europe earthquakes). There are no limits on the fund’s potential investment in a particular issue, peril or geographic exposure. However, from time to time, the fund may have relatively more exposure to U.S.-related perils. In addition, from time to time, the fund may have relatively more exposure to catastrophe bonds linked to Florida hurricanes than to other regions or perils as a result of the greater availability of such investments in proportion to the overall market. The fund has no limit as to the maturity of the securities in which it invests. Maturity is a measure of the time remaining until final payment on the security is due. In addition to catastrophe bonds and other ILS, the fund may invest in a broad range of issuers and segments of the debt securities market. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, certificates of deposit, money market securities, securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in debt securities, and cash, cash equivalents and other short term holdings. The fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, contingent, deferred, payment in kind and auction rate features. Catastrophe bonds and other ILS may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other U.S. or non-U.S. entities. The fund may invest in ILS issued by non-U.S. issuers. The fund may, but is not required to, use derivatives, such as currency forward contracts and bond and interest rate futures. The fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to seek event-linked exposure; to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term investments. In selecting catastrophe bonds and other ILS for investment, the adviser considers their relative return potential in view of their expected relative risk, using quantitative and qualitative analysis. The adviser’s analysis may consider various factors, such as expected loss, probability of occurrence or loss, trigger term (measurement of loss event specific to an instrument) or other terms of an instrument, sponsor quality, deal structure, alignment of interests between the fund and the sponsoring insurance company, and model accuracy. The adviser’s analysis guides the adviser in determining the desired allocation of reinsurance-related securities by issuer, peril and geographic exposure. The adviser also may consider the financial condition and risks associated with the sponsoring insurance company. The adviser may rely on information and analysis obtained from brokers, dealers and ratings organizations, among other sources. The adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the fund’s investment objective. The adviser makes that determination based on the same criteria it uses to select portfolio securities.The adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight. Notwithstanding the foregoing, the adviser generally will not invest fund assets in companies engaged in the production, sale, storage of, or providing services for, certain controversial weapons, including chemical, biological and depleted uranium weapons and certain antipersonnel mines and cluster bombs.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The fund's past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year.The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bloomberg U.S. Aggregate Bond Total Return Index, which may provide an indication of the performance of the overall U.S. fixed income market, and (2) the ICE BofA 3-Month US Treasury Bill Total Return Index.You can obtain updated performance information by visiting https://www.amundi.com/usinvestors/Products/Mutual-Funds or by calling 1-800-225-6292.The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year.The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bloomberg U.S. Aggregate Bond Total Return Index, which may provide an indication of the performance of the overall U.S. fixed income market, and (2) the ICE BofA 3-Month US Treasury Bill Total Return Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class C shares in the table below because Class C shares do not have annual returns for at least one calendar year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bloomberg U.S. Aggregate Bond Total Return Index, which may provide an indication of the performance of the overall U.S. fixed income market, and (2) the ICE BofA 3-Month US Treasury Bill Total Return Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual return Class A shares (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart:ReturnsPeriod BeginningPeriod EndingHighest Calendar Quarter6.90%07/01/2024 to09/30/2024Lowest Calendar Quarter0.18%04/01/2024 to06/30/2024
Performance Table Heading	rr_PerformanceTableHeading	Average annual total return (%) (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class C, Class K, Class R and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance information is presented for Class C shares in the table below because Class C shares do not have annual returns for at least one calendar year.The returns for Class C shares would differ from those of other classes of shares because they have different expenses.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.After-tax returns are shown only for Class A shares. After-tax returns for Class C, Class K, Class R and Class Y shares will vary.
Pioneer CAT Bond Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. The fund is not diversified, which means that it can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the fund’s losses from adverse events affecting a particular issuer.
Pioneer CAT Bond Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the fund.
Pioneer CAT Bond Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pioneer CAT Bond Fund | General [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General. The fund is a non-diversified, open-end management investment company designed primarily as a long-term investment and not as a trading tool. The fund is not a complete investment program and should be considered only as an addition to an investor’s existing portfolio of investments. Because the fund invests predominantly in ILS of U.S. and non-U.S. issuers, which are high yield debt securities, an investment in the fund’s shares is speculative in that it involves a high degree of risk. Due to uncertainty inherent in all investments, there can be no assurance that the fund will achieve its investment objective.
Pioneer CAT Bond Fund | Risks Of Investing In Insurance Linked Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investing in insurance-linked securities. The fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of the ILS. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires, floods and other weather-related occurrences, as well as mortality or longevity events. Non-natural perils include disasters resulting from human-related activity such as commercial and industrial accidents or business interruptions. Major natural disasters (such as in the cases of Super Typhoon Goni in the Philippines in 2020, monsoon flooding in China in 2020, Hurricane Irma in Florida and the Caribbean in 2017, Super Storm Sandy in 2012, and Hurricane Ian in Florida in 2022) or commercial and industrial accidents (such as aviation disasters and oil spills) can result in significant losses, and investors in ILS with exposure to such natural or other disasters may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the fund invests in ILS for which a triggering event occurs, losses associated with such event will result in losses to the fund and a series of major triggering events affecting a large portion of the ILS held by the fund will result in substantial losses to the fund. The fund may also invest in ILS that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). ILS subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such ILS are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the fund. For example, a ceding sponsor might inflate its total claims paid above the ILS trigger level in order to share its losses with investors in the ILS. Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached. In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims. There is no way to accurately predict whether a trigger event will occur and, accordingly, ILS carry significant risks. In addition to the specified trigger events, ILS may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Pioneer CAT Bond Fund | Risks Of Investing In Structured Reinsurance Investments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investing in structured reinsurance investments. The fund invests in ILS that are special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by the fund. Structured reinsurance investments are typically more customizable but less liquid investments than catastrophe bonds. Like catastrophe bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Structured reinsurance investments are subject to the same risks as catastrophe bonds and other ILS. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, the fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the insurer and/or reinsurer. Structured reinsurance investments may be difficult to value.
Pioneer CAT Bond Fund | ILS Market And Reinvestment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ILS market and reinvestment risk. The size of the ILS market may change over time, which may limit the availability of ILS for investment by the fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by institutional investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by the fund mature, or the fund must sell securities to meet redemption requests, the fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.
Pioneer CAT Bond Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market risk. The market prices of securities or other assets held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the fund's securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars, terror attacks and economic sanctions); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; global pandemics; and public sentiment. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the fund's investments, impair the fund's ability to satisfy redemption requests, and negatively impact the fund's performance. In addition, inflation, rising interest rates, global supply chain disruptions and other market events could adversely affect the companies or issuers in which the fund invests. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions. Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time. The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund's opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, China's long-running conflict over Taiwan's sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund's assets may go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict such as between Russia and Ukraine or in the Middle East, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the fund’s investments may be negatively affected. The fund may experience a substantial or complete loss on any security or derivative position.
Pioneer CAT Bond Fund | High Yield Or Junk Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High yield or “junk” bond risk. Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. These risks are more pronounced for securities that are already in default.
Pioneer CAT Bond Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest rate risk. The market prices of the fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security will generally go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the fund earns on its floating rate investments.
Pioneer CAT Bond Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. In addition, the fund may incur expenses and suffer delays in an effort to protect the fund’s interest in securities experiencing these events. Changes in actual or perceived creditworthiness may occur quickly. The fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. A security may change in price for a variety of reasons. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If there is an adverse credit event, or a perceived change in the issuer’s creditworthiness, these securities could experience a far greater negative price movement than would be predicted by the change in the security’s yield in relation to their effective duration. The fund evaluates the credit quality of issuers and counterparties prior to investing in securities. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.
Pioneer CAT Bond Fund | Prepayment Or Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.
Pioneer CAT Bond Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. Some securities and derivatives held by the fund may be or become impossible or difficult to purchase, sell or unwind, particularly during times of market turmoil. An instrument’s liquidity may be affected by reduced trading volume, a relative lack of market makers or legal restrictions, and illiquid securities and derivatives also may be difficult to value. Markets may become illiquid quickly. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. If the fund is forced to sell an illiquid asset or unwind a derivative position to meet redemption requests or other cash needs, or to try to limit losses, the fund may be forced to sell at a substantial loss or may not be able to sell at all. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). In extreme cases, this may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders).
Pioneer CAT Bond Fund | Portfolio Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio selection risk. The adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security, industry or about interest rates or other market factors may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the adviser.
Pioneer CAT Bond Fund | ESG Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG risk. The fund’s adviser may consider ESG information in its investment research process. This may mean forgoing some investment opportunities available to funds that do not consider ESG information. In considering ESG information, the adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.
Pioneer CAT Bond Fund | Risks Of Non US Investments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of non-U.S. investments. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, auditing and financial recordkeeping requirements, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Emerging market economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries and thus they may be less able to control or mitigate the effects of a pandemic. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. In addition, the United Kingdom has withdrawn from the EU (commonly known as “Brexit”). Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU. The exit by the United Kingdom or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the fund's investments. If one or more stockholders of a supranational entity such as the World Bank fail to make necessary additional capital contributions, the entity may be unable to pay interest or repay principal on its debt securities. Sanctions or other government actions against certain countries could negatively impact the fund’s investments in securities that have exposure to those countries. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets. China and other developing market countries may be subject to considerable degrees of economic, political and social instability. The U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’s economy. In addition, China's long-running conflict over Taiwan's sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets. Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union, issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Russia has taken retaliatory actions, including preventing repatriation of capital by U.S. and other investors. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The ongoing conflict has resulted in significant market disruptions, including in certain markets, industries and sectors, such as the oil and natural gas markets, and negatively affected global supply chains, food supplies, inflation and global growth. The U.S. and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain fund investments, on fund performance and the value of an investment in the fund.
Pioneer CAT Bond Fund | US Treasury Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Treasury obligations risk. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund’s investments in obligations issued by the U.S. Treasury to decline.
Pioneer CAT Bond Fund | US Government Agency Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. government agency obligations risk. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to FNMA and FHLMC in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
Pioneer CAT Bond Fund | Risks Of Investing In Loans [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investing in loans. Floating rate loans and similar investments may be illiquid or less liquid than other investments and difficult to value. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. In particular, loans may take longer than seven days to settle, potentially leading to the sale proceeds of loans not being available to meet redemption requests for a substantial period of time after the sale of the loans. To the extent that sale proceeds of loans are not available, the fund may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. The adviser’s decision not to receive material, non-public information about an issuer of a loan either held by, or considered for investment by, the fund, under normal circumstances could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the fund’s investment performance. Loans may not be considered “securities,” and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Pioneer CAT Bond Fund | Risks Of Subordinated Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of subordinated securities. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities than more senior securities.
Pioneer CAT Bond Fund | Risks Of Zero Coupon Bonds Payment In Kind Deferred And Contingent Payment Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of zero coupon bonds, payment in kind, deferred and contingent payment securities. These securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the fund receives no periodic cash payments on such securities, the fund is deemed for tax purposes to receive income from such securities, which applicable tax rules require the fund to distribute to shareholders. Such distributions may be taxable when distributed to shareholders.
Pioneer CAT Bond Fund | Risks Of Investment In Other Funds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investment in other funds. Investing in other investment companies, including exchange-traded funds (ETFs) and closed-end funds, subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund’s expenses, including management fees, in addition to its own expenses. ETFs and closed-end funds are bought and sold based on market prices and can trade at a premium or a discount to the ETF’s or closed-end fund’s net asset value. Such funds may trade at a discount for an extended period and may not ever realize their net asset value.
Pioneer CAT Bond Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives risk. Using swaps, futures, forward currency exchange contract and other derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund’s initial investment. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments have adopted and implemented or are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Pioneer CAT Bond Fund | Credit Default Swap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit default swap risk. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade.
Pioneer CAT Bond Fund | Forward Foreign Currency Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward foreign currency transactions risk. The fund may not fully benefit from or may lose money on forward foreign currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets.
Pioneer CAT Bond Fund | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations. New derivatives regulations require the fund, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage. These regulations may limit the ability of the fund to pursue its investment strategies and may not be effective to mitigate the fund's risk of loss from derivatives.
Pioneer CAT Bond Fund | Tax And Regulated Investment Company Qualification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax and regulated investment company qualification risk. As described in more detail below, in order to qualify for the favorable tax treatment generally available to regulated investment companies, at least 90% of the fund’s gross income each taxable year must consist of qualifying income, the fund must meet certain asset diversification tests at the end of each fiscal quarter, and the fund must meet certain distribution requirements for each taxable year. The tax treatment of certain ILS is not entirely clear. Certain of the fund’s investments (including, potentially, certain ILS) may generate income that is not qualifying income. The fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it has derived for a taxable year until after year-end. The fund may determine not to make an investment that it otherwise would have made, or may dispose of an investment it otherwise would have retained (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances), in an effort to meet the qualifying income test. Certain investments made by the fund (including certain ILS) may be treated as equity in passive foreign investment companies (“PFICs”) for federal income tax purposes. In general, a PFIC is a foreign corporation (i) that receives at least 75% of its annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of its assets (computed based on average fair market value) either produce or are held for the production of passive income. If the fund acquires any equity interest in a PFIC, the fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. A “qualified electing fund” election or a “mark to market” election may be available that would ameliorate these adverse tax consequences, but such elections could require the fund to recognize taxable income or gain (which would be subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax on the fund, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances), or the fund may be required to borrow cash. Gains from the sale of stock of PFICs may also be treated as ordinary income. In order for the fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the fund on an annual basis, which it might not agree to do. The fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its after-tax return from these investments. If a sufficient portion of the interests in a foreign issuer (including certain ILS issuers) is held or deemed held by the fund, independently or together with certain other U.S. persons, that issuer may be treated as a “controlled foreign corporation” (a “CFC”) with respect to the fund, in which case the fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. The fund may have to dispose of its portfolio securities (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances) to generate cash, or may have to borrow the cash, to meet its distribution requirements and avoid fund-level taxes. In addition, some fund gains on the disposition of interests in such an issuer may be treated as ordinary income. The fund may limit and/or manage its holdings in issuers that could be treated as CFCs in order to limit its tax liability or maximize its after-tax return from these investments. If the fund were to fail to qualify for treatment as a regulated investment company, it would generally be taxed in the same manner as an ordinary corporation, and distributions to its shareholders generally would not be deductible by the fund in computing its taxable income. Under certain circumstances, the fund may be able to cure a failure to meet the qualifying income test or the diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the fund may incur a significant penalty tax that would reduce (and potentially could eliminate) the fund’s returns.
Pioneer CAT Bond Fund | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation risk. Nearly all of the fund's investments are valued using a fair value methodology. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the securities had not been fair-valued or if a different valuation methodology had been used. The ability to value the fund’s investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Pioneer CAT Bond Fund | Redemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.
Pioneer CAT Bond Fund | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration risk. A fund that invests a significant percentage of its assets in a single industry may be particularly susceptible to adverse economic, regulatory or other events affecting that industry and may be more risky than a fund that does not concentrate in an industry. Industries in the financial segment, such as insurance companies, may be sensitive to changes in interest rates, credit rating downgrades, decreased liquidity in credit markets, and general economic activity and are generally subject to extensive government regulation.
Pioneer CAT Bond Fund | Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity risk. Cybersecurity failures by and breaches of the fund’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt fund operations, interfere with the fund’s ability to calculate its NAV, prevent fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the fund or their investment in the fund, cause loss of or unauthorized access to private shareholder information, and result in financial losses to the fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. New ways to carry out cyber attacks continue to develop. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack.
Pioneer CAT Bond Fund | Expense Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Expense risk. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.
Pioneer CAT Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
1	rr_ExpenseExampleYear01	$ 615
3	rr_ExpenseExampleYear03	962
5	rr_ExpenseExampleYear05	1,331
10	rr_ExpenseExampleYear10	2,368
1	rr_ExpenseExampleNoRedemptionYear01	615
3	rr_ExpenseExampleNoRedemptionYear03	962
5	rr_ExpenseExampleNoRedemptionYear05	1,331
10	rr_ExpenseExampleNoRedemptionYear10	$ 2,368
2024	rr_AnnualReturn2024	15.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.18%
1 Year	rr_AverageAnnualReturnYear01	10.17%
SinceInception	rr_AverageAnnualReturnSinceInception	11.83%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2023
Pioneer CAT Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
1	rr_ExpenseExampleYear01	$ 348
3	rr_ExpenseExampleYear03	764
5	rr_ExpenseExampleYear05	1,306
10	rr_ExpenseExampleYear10	2,786
1	rr_ExpenseExampleNoRedemptionYear01	248
3	rr_ExpenseExampleNoRedemptionYear03	764
5	rr_ExpenseExampleNoRedemptionYear05	1,306
10	rr_ExpenseExampleNoRedemptionYear10	$ 2,786
Pioneer CAT Bond Fund | K
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
1	rr_ExpenseExampleYear01	$ 135
3	rr_ExpenseExampleYear03	421
5	rr_ExpenseExampleYear05	729
10	rr_ExpenseExampleYear10	1,601
1	rr_ExpenseExampleNoRedemptionYear01	135
3	rr_ExpenseExampleNoRedemptionYear03	421
5	rr_ExpenseExampleNoRedemptionYear05	729
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,601
1 Year	rr_AverageAnnualReturnYear01	15.78%
SinceInception	rr_AverageAnnualReturnSinceInception	14.93%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2023
Pioneer CAT Bond Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
1	rr_ExpenseExampleYear01	$ 149
3	rr_ExpenseExampleYear03	462
5	rr_ExpenseExampleYear05	797
10	rr_ExpenseExampleYear10	1,746
1	rr_ExpenseExampleNoRedemptionYear01	149
3	rr_ExpenseExampleNoRedemptionYear03	462
5	rr_ExpenseExampleNoRedemptionYear05	797
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,746
1 Year	rr_AverageAnnualReturnYear01	15.69%
SinceInception	rr_AverageAnnualReturnSinceInception	14.84%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2023
Pioneer CAT Bond Fund | Return After Taxes on Distributions | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.98%
SinceInception	rr_AverageAnnualReturnSinceInception	7.84%
Pioneer CAT Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.00%
SinceInception	rr_AverageAnnualReturnSinceInception	7.34%
Pioneer CAT Bond Fund | Bloomberg US Aggregate Bond Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
SinceInception	rr_AverageAnnualReturnSinceInception	1.93%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2023
Pioneer CAT Bond Fund | ICE BofA 3-Month US Treasury Bill Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%
SinceInception	rr_AverageAnnualReturnSinceInception	5.17%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2023

[1]	Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See “Sales charges.”